Accounts and Other Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
SPL trade receivable	$ 185	$ 88
Other accounts receivable	6	2
Total accounts and other receivables	$ 191	$ 90